Commitments and Contingent Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Commitments and Contingent Liabilities [Abstract]
Obtained grants of research and development (in Dollars)	$ 4,386
Percentage of royalties	4.00%
Maximum aggregate royalties paid	100.00%
Term of annual interest	12 months